Accumulated Benefit Obligation at End of Year (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 35,101	¥ 37,924